TRANSACTION COSTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRANSACTION COSTS.
Network fees		$ 4,126	$ 16,744	$ 18,981	$ 16,223
Network fees	$ (718)
Bank and processor fees	17,554	18,207	68,544	68,029	58,963
Card costs	394	793	2,563	3,129	2,995
Capital advance costs	587	655	1,984	902	153
Chargebacks and operational losses	1,164	645	5,637	2,638	2,024
Other	1,174	367	1,568	986	1,010
Total	$ 20,155	$ 24,793	$ 97,040	$ 94,665	$ 81,368